FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
23.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Inputs that are based on quoted prices and market observable data of similar instruments in active markets

Level 3 – Unobservable inputs that are supported by little or no market activities

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Derivative instruments are classified within Level 2 of the fair value hierarchy because the valuation inputs are based on quoted prices and market observable data of similar instruments in active markets, such as currency spot and forward rates.

As of December 31, 2020 and 2021, Level 3 assets and liabilities of the Company included investments in exchangeable and convertible loan, investments in sovereign bonds, investments carried at fair value and redeemable preference shares of investees and other assets.

Investments in debt securities – the carrying amount approximates fair value due to its short-term nature.

Other assets – the Company used Market approach to determine the fair value of certain assets by comparing to the sale and purchase transactions of comparable assets in the market, adjusted with differences such as size, physical condition, location and etc.

Investments carried at fair value – the Company used a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.

Convertible Notes – the Company used discounted cash flow method to determine the fair value of the liability component (non-recurring, Level 3). The discounted cash flow takes into account the present value of expected future cash flows from coupon interest and redemption amount, discounted by the implied credit yield as at issuance date or with reference to similar instruments that did not have associated convertible features.

Assets and liabilities measured or reported at fair value on a recurring basis are summarized below:

	Fair value measurement as of December 31, 2020
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held to maturity investments	100,071	–	286	100,357
Available-for-sale investments	5,688	–	21,357	27,045
Equity securities	76,000	–	–	76,000
Other assets	–	–	19,024	19,024
Share appreciation rights	(11,640)	–	–	(11,640)
	170,119	–	40,667	210,786

	Fair value measurement as of December 31, 2021
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held to maturity investments	937,741	–	450	938,191
Available-for-sale investments	185,929	–	34,376	220,305
Equity securities	13,184	–	–	13,184
Investments carried at fair value	–	–	178,298	178,298
Other assets	–	–	11,711	11,711
Derivative assets(1)	–	694	–	694
Share appreciation rights	(15,401)	–	–	(15,401)
	1,121,453	694	224,835	1,346,982

(1)	Included in accrued expenses and other assets in the consolidated balance sheets and not designated as hedges.

Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follow:

$
Available-for-sale investments
Balance as of January 1, 2019	70,374
Addition	72,000
Net investment loss included in earnings	(1,087)
Net unrealized loss included in other comprehensive income	(12,869)
Balance as of December 31, 2019	128,418
Addition	20,429
Conversion into ordinary shares of investees	(72,000)
Net investment loss included in earnings	(51,000)
Net unrealized loss included in other comprehensive income	(4,490)
Balance as of December 31, 2020	21,357
Addition	35,298
Conversion into ordinary shares of investee	(21,340)
Net unrealized loss included in other comprehensive income	(958)
Translation gain included in other comprehensive income	19
Balance as of December 31, 2021	34,376

Investments carried at fair value
Balance as of January 1, 2019, January 1, 2020 and December 31, 2020	–
Addition	151,227
Net investment gain included in earnings	27,071
Balance as of December 31, 2021	178,298

Other assets
Balance as of January 1, 2019 and January 1, 2020	–
Acquisition of subsidiaries	8,860
Additions	13,340
Disposals	(363)
Write-down included in earnings	(3,713)
Foreign exchange gain included in earnings	900
Balance as of December 31, 2020	19,024
Additions	186
Disposals	(3,513)
Write-down included in earnings	(3,627)
Foreign exchange loss included in earnings	(359)
Balance as of December 31, 2021	11,711